JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

October 22, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Stephanie Hui

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the JPMorgan Unconstrained Debt Fund (the “Fund”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Class A, Class C and Select Class shares statement of additional information for the Fund do not differ from those contained in Post-Effective Amendment No. 360 (Amendment No.361 under the 1940 Act) filed electronically on October 16, 2014.

If you have any questions or comments, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary